LONG-TERM RECLAMATION LIABILITY (Tables)	3 Months Ended
Mar. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Reconciliation of the Aggregate Reclamation Liability
Following is a reconciliation of the mining retirement asset associated with our reclamation plan for the mining projects for the years ended December 31, 2021, and 2020:

	12/31/21	12/31/20
Long-term reclamation liability — beginning of period	$6,054,919	$6,034,208
Reduction of obligation due to extension of time	(926,434)	—
Accretion of reclamation liability	317,187	20,711
Long-term reclamation liability — end of period	$5,445,672	$6,054,919
Following is a reconciliation of the mining retirement obligation associated with our reclamation plan for the mining projects at March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Long-term reclamation liability — beginning of period	$5,445,672	$6,054,919
Addition associated with the Lucerne mine	942,168	—
Reduction of obligation due to extension of time		(926,434)
Accretion of reclamation liability	82,316	317,187
Long-term reclamation liability — end of period	$6,470,156	$5,445,672